Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Buildings	$ 54,557	$ 55,156
Machinery and equipment	41,338	41,239
Leasehold improvements	16,821	13,044
Furniture and fixtures	506	3,782
Automobiles	179	288
Tools and molds	120	111
Total	113,521	113,620
Less: accumulated depreciation	(64,479)	(76,698)
Property Plant And Equipment Excluding Construction In Progress, Total	49,042	36,922
Construction in progress	34	27,304
Net book value	$ 49,076	$ 64,226